Income Tax Benefits / (Expenses) - Summary of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Effective Income Tax Rate [line Items]
Loss before tax	€ (142,846)	€ (239,880)	€ (72,121)
Total income tax benefits / (expenses)	€ (3,407)	€ 129	€ (4,331)
Effective tax rate	(2.39%)	0.05%	(6.01%)